CREDIT FACILITIES AND DEBT (Tables)	12 Months Ended
Dec. 31, 2011
DEBT
Schedule of the Company's debt and credit facilities, borrowings thereunder and availability

	2011
	Maturity*	Total Facility/Debt	Short-Term Outstanding**	Long-Term Outstanding	Available
Committed ABCP Facilities
Retail—U.S.	Sep 2013	$1,200,000	$91,640	$277,760	$830,600
Retail—Canada	Dec 2012	293,734	153,262	—	140,472
Commercial Revolving Accounts	Oct 2012	200,000	166,800	—	33,200
Wholesale VFN—U.S.	Various	1,150,000	1,150,000	—	—
Wholesale VFN—Canada	Dec 2012	573,516	488,010	—	85,506

Subtotal		3,417,250	2,049,712	277,760	1,089,778
Third Party Debt
Wholesale Term—U.S.	Various	803,250	803,250	—	—
Amortizing Retail Term ABS—N.A.	Various	5,013,006	1,730,937	3,282,069	—
Other ABS Financing—N.A.	Various	590,080	212,136	377,944	—

Subtotal		6,406,336	2,746,323	3,660,013	—
Unsecured Facility	2016	100,000	—	—	100,000
Unsecured Debt	2016	650,000	—	650,000	—

Total credit facilities and debt		$10,573,586	$4,796,035	$4,587,773	$1,189,778

*
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

**
Short-term outstanding includes current maturities of long-term debt.

	2010
	Maturity*	Total Facility/Debt	Short-Term Outstanding	Long-Term Outstanding	Available
Committed ABCP Facilities
Retail—U.S.	Dec 2011	$1,200,000	$214,858	$—	$985,142
Retail—Canada	Various	399,543	31,235	92,693	275,615
Commercial Revolving Accounts	Oct 2011	225,000	176,300	—	48,700
Wholesale VFN—U.S.	Nov 2011	1,250,000	1,250,000	—	—
Wholesale VFN—Canada	Sep 2011	249,959	118,354	—	131,605

Subtotal		3,324,502	1,790,747	92,693	1,441,062
Third Party Debt
Wholesale Term—U.S.	Jul 2012	583,250	—	583,250	—
Wholesale Term—Canada	Dec 2012	325,976	—	325,976	—
Amortizing Retail Term ABS—N.A.	Various	4,549,302	1,756,740	2,792,562	—
Other ABS Financing—N.A	Various	577,861	328,445	249,416	—

Subtotal		6,036,389	2,085,185	3,951,204	—

Total credit facilities and debt		$9,360,891	$3,875,932	$4,043,897	$1,441,062

*
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

**
Short-term outstanding includes current maturities of long-term debt.

Summary of the minimum annual repayments of long-term debt

2013	$1,459,352
2014	1,293,259
2015	916,722
2016	878,501
2017 and thereafter	39,939

Total	$4,587,773